Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Profit before taxation		9,859	3,538	(17,061)
Post-tax results of associates and joint ventures		1,681	1,900	585
Other comprehensive income (loss)		(3,361)	(57)	(3,374)
Total comprehensive income/(expense)		4,404	3,124	(17,563)
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		6,921	7,265	6,805
Profit before taxation		3,765	2,680	2,813
Post-tax results of associates and joint ventures		3,082	2,025	2,121
Other comprehensive income (loss)		(761)	98	(368)
Total comprehensive income/(expense)		2,321	2,123	1,753
Other associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,787	2,671	2,607
Profit before taxation		(15)	(13)	(202)
Post-tax results of associates and joint ventures		(18)	(24)	(202)
Other comprehensive income (loss)		(14)	(15)	(20)
Total comprehensive income/(expense)		(32)	(39)	(222)
Associates and Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		9,708	9,936	9,412
Profit before taxation		3,750	2,667	2,611
Post-tax results of associates and joint ventures		3,064	2,001	1,919
Other comprehensive income (loss)		(775)	83	(388)
Total comprehensive income/(expense)		£ 2,289	£ 2,084	£ 1,531

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.